Expense Example {- Fidelity Freedom Blend 2050 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2050 Fund - Fidelity Freedom Blend 2050 Fund- Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555